Capitalized Software Development Costs, Net - Schedule of Changes in Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Capitalized Software Development Costs [Abstract]
Balance at the beginning of the year	$ 23,725	$ 23,426
Capitalization	7,133	6,518
Amortization	(6,124)	(5,775)	$ (5,840)
Functional currency translation adjustments	(66)	(444)
Balance at year end	$ 24,668	$ 23,725	$ 23,426